Bank Indebtedness - Additional Information (Detail)			3 Months Ended			12 Months Ended
	Nov. 12, 2021 CAD ($)	Jun. 24, 2021 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Nov. 09, 2021 CAD ($)	Nov. 08, 2021 CAD ($)	May 17, 2021 CAD ($)
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Repayments Of Borrowings			$ 3,273,055		$ 2,641,604	$ 9,781,554	$ 9,011,638	$ 6,787,528
Bank Borrowings [Member] | ATB Financial Revolving Operating Facility [Member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Notional amount									$ 5,000,000		$ 5,000,000
Proceeds from current borrowings		$ 2,500,000
Borrowings, Interest rate basis						prime rate plus 2% per annum
Borrowings, Adjustment to interest rate basis						2.00%
Line of credit, Covenants terms						The Company was in compliance with these covenants
Bank Borrowings [Member] | ATB Financial Revolving Operating Facility [Member] | Bottom of range [member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Notional amount										$ 5,000,000
Bank Borrowings [Member] | ATB Financial Revolving Operating Facility [Member] | Top of range [member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Notional amount									$ 5,000,000	10,000,000
Bank Borrowings [Member] | ATB Financial Revolving Operating Facility [Member] | Amended [Member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Proceeds from current borrowings	$ 950,000		1,077,000	$ 1,077,000
Line of credit, Increments										$ 1,250,000
Repayments Of Borrowings			$ 670,000